Restricted Cash and Cash Equivalents - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted cash and cash equivalents [Abstract]
Effective interest rate, short-term bank deposits, classified as restricted cash equivalents	1.90%	0.80%
Maturity date, short-term bank deposits, classified as restricted cash equivalents	88 days	89 days